Business Combinations and Divestments - Cost, FV of Assets, Goodwill and Other (Details) € / shares in Units, € in Thousands, Ft in Thousands, $ in Thousands, $ in Thousands																					1 Months Ended		3 Months Ended	4 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2022 USD ($)	Jun. 15, 2022 EUR (€)	Apr. 25, 2022 EUR (€) € / shares shares	Mar. 10, 2022 EUR (€)	Jan. 01, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 CAD ($)	Mar. 31, 2021 EUR (€)	Mar. 08, 2021 USD ($)	Mar. 08, 2021 EUR (€)	Feb. 28, 2021 EUR (€)	Feb. 01, 2021 EUR (€) item	Oct. 15, 2020 USD ($)	Oct. 01, 2020 USD ($) Center facility l	Sep. 02, 2020 USD ($)	Sep. 02, 2020 EUR (€)	Jul. 20, 2020 USD ($) Center facility	Apr. 14, 2020 EUR (€)	Jan. 01, 2020 EUR (€)	Jan. 12, 2017	Jul. 31, 2022 EUR (€)	Nov. 30, 2017 person Center	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2020 EUR (€) l	Jul. 31, 2022 USD ($)	Jul. 31, 2022 EUR (€)	Jun. 15, 2022 EUR (€)	Mar. 10, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€) € / shares	Dec. 31, 2021 CAD ($)	Mar. 31, 2021 USD ($) l	Mar. 31, 2021 EUR (€) l	Mar. 08, 2021 EUR (€)	Mar. 07, 2021	Feb. 28, 2021 USD ($) l	Feb. 28, 2021 EUR (€) l	Feb. 01, 2021 HUF (Ft) item	Oct. 15, 2020 EUR (€)	Oct. 01, 2020 EUR (€) Center facility	Sep. 02, 2020 EUR (€)	Jul. 20, 2020 EUR (€) Center facility	Dec. 31, 2019 EUR (€)	Dec. 28, 2018 USD ($)
Business Combinations and Divestments
Other non-current assets	$ 79		€ 13,969																											€ 75
Fair value of net assets acquired	88,193		1,157,229																											83,366
Non-controlling interests			(356,386)
Development costs in progress	86,832		1,172,582																											82,080
Other disclosures:
Investment in equity-accounted investees																							€ 1,869,020	€ 1,869,020		€ 1,955,177	€ 1,869,020						€ 1,999,776													€ 114,473
Property, plant and equipment	$ 2,739		545,667																											2,589
Ordinary shares
Other disclosures:
Par value (in Euros per share) | € / shares																										€ 0.25							€ 0.25
Preference shares
Other disclosures:
Par value (in Euros per share) | € / shares																										€ 0.05							€ 0.05
Biotest AG
Other disclosures:
Number of new plasma donation centers opened																										2
Number of plasma donation centers owned																										28
Biotest Us Corporation and Haema AG
Other disclosures:
Consideration for sale of subsidiary | $																																															$ 538,014
Access Biologicals Inc.
Other disclosures:
Percentage of interest	100.00%	100.00%
Option to purchase remaining voting rights, term (in years)																				5 years
Goetech, LLC
Business Combinations and Divestments
Consideration for sale of interest																												$ 91,635	€ 90,002
Income recognized as result of divestment																					€ 23,106
Prometic Plasma Resources, Inc.
Business Combinations and Divestments
Consideration paid						€ 7,757	$ 11,127
Total consideration paid																																$ 8,805	€ 7,757	$ 11,127
Fair value of net assets acquired																																	4,933	7,075
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)																																	2,824	4,052
Consideration transferred for acquisition																																$ 8,805	7,757	11,127
Development costs in progress																																	551	791
Other disclosures:
Property, plant and equipment																																	36	$ 51
Haema Plasma Kft.
Business Combinations and Divestments
Other non-current assets												€ 302																													Ft 110,810
Total consideration paid												16,948																													6,228,796
Fair value of net assets acquired												2,209																													812,371
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)												14,739																													5,416,425
Call option price												16,948																													6,228,796
Consideration transferred for acquisition												16,948																													6,228,796
Development costs in progress												€ 37																													Ft 13,620
Exercisable term of options												12 months
Expiration term of options												48 months
Number of times of which option price set at EBITDA minus det debt | item												13																													13
Other disclosures:
Property, plant and equipment												€ 1,301																													Ft 478,222
Percentage of interest												100.00%
VCN Biosciences, S.L.
Business Combinations and Divestments
Consideration for sale of interest | $																															$ 7,700
Income recognized as result of divestment				€ 7,557
Biotest AG
Business Combinations and Divestments
Consideration paid			1,460,853
Total consideration paid			1,460,853
Total consideration transferred to main previous shareholder, acquisition-date fair value			1,090,518
Loans to related party held by acquiree			317,876
Increase in revenue if business combination occurred at beginning of year					€ 154,846
Increase (decrease) in profit (loss) if business combination occurred at beginning of year					€ (15,434)
Fair value of net assets acquired			1,157,229
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)			303,624
Consideration transferred for acquisition			€ 1,460,853
Percentage of interest acquired			70.18%
Transaction costs			€ 23,600
Other disclosures:
Ownership interest acquired (as a percent)			70.18%
Biotest AG | Minimum
Business Combinations and Divestments
Discount rate applied for projected cash flows			8.60%
Biotest AG | Maximum
Business Combinations and Divestments
Discount rate applied for projected cash flows			11.00%
Biotest AG | Ordinary shares
Business Combinations and Divestments
Price per share, business combination | € / shares			€ 43.00
Number of shares acquired in business combination | shares			17,783,776
Biotest AG | Preference shares
Business Combinations and Divestments
Price per share, business combination | € / shares			€ 37.00
Number of shares acquired in business combination | shares			214,581
Biotest AG | R&D in progress
Business Combinations and Divestments
Amortization period, intangible assets			20 years
Biotest AG | Current Product Portfolio
Business Combinations and Divestments
Amortization period, intangible assets			30 years
Biotest AG | Distribution Agreements
Business Combinations and Divestments
Amortization period, intangible assets			7 years 6 months
Biotest AG | Grifols Diagnostics Solutions Inc [Member]
Business Combinations and Divestments
Total consideration transferred to other shareholders in voluntary takeover bid, acquisition-date fair value			€ 370,335
Biotest AG | Grifols Diagnostics Solutions Inc [Member] | Ordinary shares
Business Combinations and Divestments
Price per share, business combination | € / shares			€ 43.00
Number of shares acquired through voluntary takeover bid to all shareholders | shares			1,435,657
Biotest AG | Grifols Diagnostics Solutions Inc [Member] | Preference shares
Business Combinations and Divestments
Price per share, business combination | € / shares			€ 37.00
Number of shares acquired through voluntary takeover bid to all shareholders | shares			8,340,577
Plasmavita Healthcare
Business Combinations and Divestments
Total consideration paid																		€ 10,000
Fair value of net assets acquired																		21,374
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)																		9,987
Fair value of the previous investment in the company																		10,674
Non-controlling interests																		(10,687)
Consideration transferred for acquisition																		10,000
Payment in cash																		10,000
First repurchase of non-controlling interests																		10,000
Development costs in progress																		177
Other disclosures:
Contribution																		10,000
Property, plant and equipment																		€ 6,506
Ownership interest in entity, prior to acquisition of remaining shares (as a percent)																		50.00%
Ownership interest in joint venture (as a percent)																						50.00%
Number of plasma centers | Center																						10
Variation between the fair value of the previous investment and the book value																											5,357
Minority interest's share of the contribution made																											€ 5,000
Plasmavita Healthcare | Other partners
Other disclosures:
Ownership interest in joint venture (as a percent)																						50.00%
Number of partners in joint venture | person																						2
Alkahest, Inc.
Business Combinations and Divestments
Other non-current assets															$ 210																													€ 178
First share purchase															22,235																													18,797
Total consideration paid															146,000																													123,425
Fair value of net assets acquired															165,696																													140,076
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)															87,975																													74,372
Second repurchase of non-controlling interests (discounted amount)															123,765																													104,628
Fair value of the previous investment in the company															107,671																													91,023
Consideration transferred for acquisition															146,000																													123,425
Percentage of interest acquired													57.55%																													57.55%
Development costs in progress															314,198																													265,617
Consolidated results																								(12,317)
Other disclosures:
Property, plant and equipment															$ 5,879																													€ 4,970
Ownership interest in entity, prior to acquisition of remaining shares (as a percent)															42.45%																													42.45%
Ownership interest acquired (as a percent)													57.55%																													57.55%
Percentage of interest													100.00%
Increase (decrease) in combined profit had the acquisition taken place on January 1																			€ 30,045
Consolidated results																								€ (12,317)
Variation between the fair value of the previous investment and the book value															$ 102,552	€ 86,743
Liabilities recognised at amortized cost													$ 143,706																													€ 121,149
Decrease in non-controlling interests													143,307																													121,486
Other reserves													$ 399																													€ 337
Amounts payable																																	100,492
Green Cross
Business Combinations and Divestments
Total consideration paid																	$ 457,160																												€ 387,917
Fair value of net assets acquired														$ 228,897																													€ 194,227
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)														228,263																													193,690
Consideration transferred for acquisition																	457,160																												387,917
Payment in cash														457,160																													387,917
First repurchase of non-controlling interests														457,160																													387,917
Consideration payable																	$ 457,160																												€ 387,917
Development costs in progress														3,390																													2,877
Consolidated results																							(5,023)
Other disclosures:
Property, plant and equipment														$ 186,377																													€ 158,148
Number of purification facilities | facility														2			2																										2		2
Number of plasma collection centers | Center														11			11																										11		11
Increase (decrease) in combined revenue had the acquisition taken place on January 1																			31,197
Increase (decrease) in combined profit had the acquisition taken place on January 1																			€ 32,423
Revenue of acquiree since acquisition date																							4,625
Consolidated results																							€ (5,023)
Fractionation capacity (in liters) | l														1,500,000
Collection volume of plasma achieved by collection centers (in liters) | l																											350,000
Period for supply of certain output of plasma																	24 months
Consideration payable																	$ 457,160																												€ 387,917
GigaGen Inc.
Business Combinations and Divestments
Consideration paid																									€ 38,201
First share purchase									$ 46,203																												€ 38,201
Second share purchase (present value)									42,608																												35,227
Total consideration paid									88,811																												73,428
Fair value of net assets acquired									22,691																												18,760
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)									127,554																												105,460
Total consideration | $									90,500
Fair value of the previous investment in the company									61,434																												50,792
Consideration transferred for acquisition									$ 88,811																												€ 73,428
Percentage of interest acquired									100.00%																												100.00%
Percentage of shareholding									100.00%	100.00%
Development costs in progress									$ 29,061																												€ 24,027
Consolidated results											€ 4,350
Other disclosures:
Percentage of shareholding									100.00%	100.00%
Property, plant and equipment									$ 1,413																												€ 1,168
Transaction costs										€ 404
Ownership interest in entity, prior to acquisition of remaining shares (as a percent)																																						43.96%
Ownership interest acquired (as a percent)									100.00%																												100.00%
Consolidated results											€ 4,350
Variation between the fair value of the previous investment and the book value									$ 41,758	€ 34,525
Amounts payable																																	€ 36,591
BPL Plasma, Inc.
Business Combinations and Divestments
Total consideration paid																																							$ 384,548	€ 317,937
Fair value of net assets acquired																																							18,190	15,039
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)																																							366,358	302,898
Consideration transferred for acquisition																																							384,548	317,937
Payment in cash																																							372,548	308,016
First repurchase of non-controlling interests																																							$ 372,548	€ 308,016
Number of plasma donation centers acquired											25
Quantity of plasma obtained (in liters) | l																																							1,000,000	1,000,000
First payment performed																																							$ 12,000	€ 9,921
Other disclosures:
Property, plant and equipment																																							$ 17,424	€ 14,406
Transaction costs											€ 2,764
Number of plasma donation centers acquired											25
Quantity of plasma obtained (in liters) | l																																							1,000,000	1,000,000
Kedplasma, LLC
Business Combinations and Divestments
Total consideration paid																																			$ 55,200	€ 45,638
Fair value of net assets acquired																																			3,256	2,692
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)																																			51,944	42,946
Consideration transferred for acquisition																																			55,200	45,638
Payment in cash																																			55,200	45,638
First repurchase of non-controlling interests																																			$ 55,200	€ 45,638
Number of plasma donation centers acquired								7
Quantity of plasma obtained (in liters) | l																																			240,000	240,000
Other disclosures:
Property, plant and equipment																																			$ 2,961	€ 2,448
Transaction costs								€ 625
Number of plasma donation centers acquired								7
Quantity of plasma obtained (in liters) | l																																			240,000	240,000
Access Biologicals Inc.
Business Combinations and Divestments
First share purchase	$ 51,010																													48,218
Second share purchase (present value)	142,544																													134,742
Total consideration paid	$ 193,554																													182,960
Amortization period, intangible assets	14 years	14 years
Increase in revenue if business combination occurred at beginning of year																										€ 4,402
Increase (decrease) in profit (loss) if business combination occurred at beginning of year																										€ 1,819
Gain on the previously held investment	$ 77,209	€ 72,984
Accumulated gain for equity method before acquisition date	8,735	8,256
Step-up of the previously held investment	85,944	81,240
Fair value of net assets acquired	(88,193)																													(83,366)
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	191,305																													180,834
Consideration transferred for acquisition	$ 193,554																													€ 182,960
Percentage of interest acquired	51.00%																													51.00%
Transaction costs		486
Other disclosures:
Ownership interest acquired (as a percent)	51.00%																													51.00%
Gain on the previously held investment	$ 77,209	€ 72,984
Access Biologicals Inc. | Customer-related intangible assets
Business Combinations and Divestments
Discount rate applied for projected cash flows	8.10%																													8.10%